NUVEEN ARIZONA MUNICIPAL BOND FUND

NUVEEN COLORADO MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN NEW MEXICO MUNICIPAL BOND FUND

NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED SEPTEMBER 29, 2023

1.

Stephen J. Candido, CFA, has been named a portfolio manager of Nuveen Arizona Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund. Michael S. Hamilton will continue to serve as a portfolio manager for the Funds.

See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Candido’s relevant experience.

2.

Scott R. Romans, PhD, and Kristen M. DeJong, CFA, have been named portfolio managers of Nuveen Colorado Municipal Bond Fund. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Fund until his retirement on April 1, 2024.

Scott R. Romans, PhD, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry when he joined NAM in 2000. He assumed portfolio management responsibilities in 2003.

Kristen M. DeJong, CFA, is Managing Director and Portfolio Manager at NAM. She began her career in the financial services industry in 2005 and joined NAM in 2008. She served as a research associate in the wealth management services area and then as a senior research analyst for NAM’s municipal fixed income team before assuming portfolio management responsibilities in 2021.

3.

Michael S. Hamilton has been named a portfolio manager of Nuveen Maryland Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund. Stephen J. Candido, CFA, will continue to serve as a portfolio manager for the Funds.

See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Hamilton’s relevant experience.

4.

Kristen M. DeJong, CFA, and Scott R. Romans, PhD, have been named portfolio managers of Nuveen Pennsylvania Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as a portfolio manager for the Fund. See above for a description of Ms. DeJong’s and Mr. Romans’ relevant experience.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS1PRO-1023P

NUVEEN ARIZONA MUNICIPAL BOND FUND

NUVEEN COLORADO MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN NEW MEXICO MUNICIPAL BOND FUND

NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 29, 2023

1.

Stephen J. Candido, CFA, has been added as a portfolio manager of Nuveen Arizona Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund. Michael S. Hamilton will continue to serve as a portfolio manager for the Funds.

2.

Scott R. Romans, PhD, and Kristen M. DeJong, CFA, have been added as portfolio managers of Nuveen Colorado Municipal Bond Fund. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Fund until his retirement on April 1, 2024.

3.

Michael S. Hamilton has been named a portfolio manager of Nuveen Maryland Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund. Stephen J. Candido, CFA, will continue to serve as a portfolio manager for the Funds.

4.

Kristen M. DeJong, CFA, and Scott R. Romans, PhD, have been named portfolio managers of Nuveen Pennsylvania Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as a portfolio manager for the Fund.

5.	The following includes the accounts managed by Scott R. Romans and Kristen M. DeJong as of August 31, 2023:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Scott R. Romans	Registered Investment Companies	12	$15,158.17	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Kristen M. DeJong	Registered Investment Companies	1	$818.75	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	52	$15,426.58	0	$0

6.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Stephen J. Candido*	Nuveen Arizona Municipal Bond Fund	A	A
	Nuveen New Mexico Municipal Bond Fund	A
Michael S. Hamilton*	Nuveen Maryland Municipal Bond Fund	A	C
	Nuveen Virginia Municipal Bond Fund	A
Scott R. Romans*	Nuveen Colorado Municipal Bond Fund	A	B
	Nuveen Pennsylvania Municipal Bond Fund	A
Kristen M. DeJong*	Nuveen Colorado Municipal Bond Fund	A	A
	Nuveen Pennsylvania Municipal Bond Fund	A

*	Information provided is as of August 31, 2023.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS1SAI-1023P